Collaboration Agreements	9 Months Ended
Sep. 30, 2013
Collaboration Agreements

5. Collaboration Agreements

Sanofi-Aventis Deutschland GMBH

In June 2010, the Company entered into a development and license agreement effective July 21, 2010, with Sanofi-Aventis Deutschland GMBH (Sanofi-Aventis), whereby Sanofi-Aventis received an exclusive worldwide license for the research, development, manufacture and commercialization of small molecules that modulate the G-protein coupled receptor 119 (GPR119). The agreement includes rights to MBX-2982, a potent selective orally active GPR119 agonist discovered by the Company. Upon the effective date of this agreement, the Company received a one-time nonrefundable up-front license payment of $25.0 million. The Company was eligible to receive milestones if certain development and commercial events were achieved, as well as royalties on worldwide product sales, if any. The one-time nonrefundable up-front license payment was being recognized as revenue ratably over the period that the Company expected to complete certain research and development activities that represent the Company’s substantive performance obligations under the agreement. Of this up-front license fee, $11.0 million was recognized as contract revenue in 2011 and none was recognized in 2012 or in the nine months ended September 30, 2013,

On June 15, 2011, the arrangement was terminated by Sanofi-Aventis. Following termination, the Company retained rights to the current programs under this agreement and may continue to develop the programs and commercialize any products resulting from the programs, or the Company may elect to cease progressing the programs and/or seek other partners for further development and commercialization of the programs.

In 2012, the Company recognized a final payment from Sanofi-Aventis of $2.9 million as contract revenue.

Takeda San Francisco, Inc.

In March 2010, the Company entered into a research collaboration agreement with Takeda San Francisco, Inc. (TSF), a wholly owned subsidiary of Takeda Pharmaceutical Company Limited. The Company collaborated with TSF on the evaluation and validation of protein targets for the development of biological products. In March 2010, the Company received $1.5 million, representing $0.9 million of one-time nonrefundable technology access fees and $0.6 million of specified research and development funding for the research term of the collaboration. The technology access fee and the research and development funding were deferred and were being recognized ratably over the funded research term, which was scheduled from March 2010 to August 2011. The Company recognized $0.7 million and $0.8 million as contract revenue in 2011 and 2010, respectively, under this arrangement. Approximately $0.1 was recognized as specific research and development funding under this agreement in the year ended December 31, 2012. Takeda terminated this agreement on March 16, 2013 with no further payments being made as of September 30, 2013.

Pfizer, Inc.

In December 1998, the Company entered into a collaboration agreement in the area of insulin secretion target discovery with the Parke-Davis division of Warner-Lambert Company, since acquired by Pfizer Inc., to identify genes involved in diabetes and to develop therapeutic compounds from the research. The collaboration agreement provided for an initial five-year funded research term, which was subsequently extended an additional year until December 2004. The Company received payments for research and development costs for the funded research term and is entitled to receive payments for specified drug development achievements. If products resulting from the collaboration are eventually marketed and sold, the Company will also receive royalties on sales of such products. No amounts were received under this agreement in the nine months ended September 30, 2013 and the years ended December 31, 2012 and, 2011.

The Company was also eligible to receive contingent payments if certain development and commercial events were achieved as well as royalties on worldwide product sales, if any. The $7.5 million one-time nonrefundable technology access fee was recognized as revenue in 2010, as the Company had no substantive performance obligations under this arrangement. No amounts were received under this agreement in the nine months ended September 30, 2013 and for the years ended December 31, 2012 and 2011.